Schedule Of Debt Under Vehicle Programs (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
Debt under vehicle programs	$ 8,116	$ 7,337
Debt Due To Rental Car Funding [Member]
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
Debt under vehicle programs	6,340	5,656
Americas
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
Debt, Weighted Average Interest Rate	3.00%	4.00%
Debt under vehicle programs	746	633
International Debt Borrowings
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
Debt under vehicle programs	685	724
International Capital Leases
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
Debt under vehicle programs	314	289
Other
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
Debt under vehicle programs	$ 31	$ 35